RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	NOTE 9 - RELATED PARTY TRANSACTIONS
During the first six months ended 30 June 2026, there have been no related party transactions other than ordinary remuneration to the Board of Directors, the CEO and the Senior Management Team.
Please refer to Note 2.
Following the completion of Hafnia Limited’s purchase of approximately 14.2m TORM plc A-shares in
January 2026, TORM plc does not have an ultimate parent entity.